CRYPTOCURRENCIES - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) item contract	Dec. 31, 2024 CNY (¥) contract item	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 item	Dec. 31, 2021 item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	Mar. 31, 2021 item
Crypto Asset, Activity [Line Items]
Increase in cryptocurrencies	¥ 252,206	¥ 206,130	¥ 107,961			$ 36,065,000
Decrease in accumulated deficit	(4,832,656)	(4,430,210)				(691,061,000)
Value of units pledged | ¥	238,533	193,938
Cryptocurrencies, restricted-current	¥ 238,533	¥ 193,938				34,110,000
Number of pledged loan contracts signed | contract	8	6
Cumulative effect period of adoption
Crypto Asset, Activity [Line Items]
Increase in cryptocurrencies									¥ 1,500	$ 200,000
Decrease in accumulated deficit									¥ 1,500	$ 200,000
Filecoin Mining
Crypto Asset, Activity [Line Items]
Number of units owned		200,547					200,547
Bitcoins
Crypto Asset, Activity [Line Items]
Increase in cryptocurrencies	¥ 238,886	¥ 196,680				$ 34,160,000
Number of units owned	387	287	306			387	287	306
Less: Cryptocurrencies, restricted	386	273	38			386	273	38			110
Value of units pledged	¥ 238,500	¥ 187,300	¥ 11,400			$ 34,100,000	$ 26,800,000	$ 1,600,000
Number of units pledged, current			30					30
Cryptocurrencies, restricted-current			¥ 9,100					$ 1,300,000
Number of units pledged, non-current			8					8
Cryptocurrencies, restricted non-current			¥ 2,400					$ 300,000
Number of units released		38	32	0	40
Bitcoins | Loans Payable
Crypto Asset, Activity [Line Items]
Principal amount | $						25,100,000	$ 12,500,000
Tether
Crypto Asset, Activity [Line Items]
Increase in cryptocurrencies	¥ 11,713	¥ 2,154				$ 1,675,000
Number of units owned	1,666,489					1,666,489	299,630
Less: Cryptocurrencies, restricted	1,500,000					1,500,000					1,500,000
Number of units released				0	1,500,000
Filecoin
Crypto Asset, Activity [Line Items]
Increase in cryptocurrencies | ¥		¥ 7,296
Number of units owned	0	200,547				0	200,547
Less: Cryptocurrencies, restricted		183,212					183,212
Cryptocurrencies, restricted-current		¥ 6,700					$ 1,000,000
USD Coin
Crypto Asset, Activity [Line Items]
Increase in cryptocurrencies	¥ 1,607					$ 230,000
Number of units owned	228,601	0				228,601	0